FIRST AMERICAN INVESTMENT FUNDS, INC.
Supplement dated February 18, 2010
to the Quantitative Funds Prospectus dated February 27, 2009

Effective February 18, 2010, Quantitative Large Cap Growth Fund and Quantitative Large Cap Value Fund are closed to new investors.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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